Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Activity
A summary of the Company’s performance stock option activity as of December 31, 2017, and changes during the year then ended, is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2016	—	$—
Awarded	340,996	31.32
Cancelled/forfeited	(74,474)	30.95
Outstanding at December 31, 2017	266,522	$31.43	6.0	$2,845
Vested or Expected to Vest at December 31, 2017	244,865	$31.47	6.0	$2,603
Exercisable at December 31, 2017	—	$—	—	$—
A summary of the Company’s stock option activity as of December 31, 2017, and changes during the year then ended, is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2016	103,546	$15.24
Exercised	(37,780)	13.46
Outstanding at December 31, 2017	65,766	$16.27	2.5	$1,699
Exercisable at December 31, 2017	65,766	$16.27	2.5	$1,699

Summary of Valuation Assumptions

Expected volatility	39.61- 40.30%
Risk free interest rate	1.98- 2.43%
Dividend yield	0.00%
Expected term (in years)	4.14- 5.01

Summary of Restricted Stock Units
A summary of the status of the Company’s stock awards as of December 31, 2017, and changes during the year then ended, is presented below:

	Non-Vested Shares (1)	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2016	1,006,471	$31.69
Awarded	374,569	$33.09
Vested	(236,820)	$36.43
Cancelled/forfeited	(338,463)	$31.61
Non-vested at December 31, 2017	805,757	$30.98
________________________

(1)
Certain of the Company’s stock awards have a vesting matrix under which the stock awards can vest at a maximum level that is 200% of the shares that would vest for achieving the performance goals at target. The number of shares presented is based on achieving the performance goals at target levels as defined in the stock award agreements. As of December 31, 2017 and 2016, the maximum number of non-vested performance shares that could vest under the provisions of the agreements was 1,038,272 and 1,340,375, respectively.